SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

CLASS C
DWS Alternative Asset Allocation Plus Fund
DWS Balanced Fund
DWS Blue Chip Fund
DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Climate Change Fund
DWS Communications Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Disciplined Market Neutral Fund
DWS Diversified International Equity Fund
DWS Dreman International Value Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy Fund
DWS Enhanced Emerging Markets Fixed Income Fund
DWS Enhanced Global Bond Fund
DWS Floating Rate Plus Fund
DWS Global Inflation Plus Fund

DWS Global Small Cap Growth Fund
DWS Global Thematic Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Growth & Income Fund
DWS Health Care Fund
DWS High Income Fund
DWS High Income Plus Fund
DWS Intermediate Tax/AMT Free Fund
DWS International Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Mid Cap Growth Fund

DWS Money Market Prime Series
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS S&P 500 Plus Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Plus Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities Fund
DWS Strategic High Yield Tax-Free Fund
DWS Strategic Income Fund
DWS Strategic Value Fund
DWS Technology Fund
DWS Ultra-Short Duration Fund
DWS World Dividend Fund

The following information supplements the existing disclosure contained in the “POLICIES ABOUT TRANSACTIONS” section of the above listed funds’ prospectuses:

Class C to Class A, Class S or Institutional Class in the Same Fund Exchange Privilege. Investors who either (i) have invested in Class C shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in Class C shares and are in the process of transferring their shares to such a program may potentially become eligible to invest in either Class A shares, Class S shares or Institutional Class shares by reason of their participation in such a program. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class C shares for Class A shares, Class S shares or Institutional Class shares (as applicable) of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will be processed only in instances where the accounts are not currently subject to a contingent deferred sales charge and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program where the Class A shares, Class S shares, or Institutional Class shares are available. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class C shares of a fund for Class A shares, Class S shares or Institutional Class shares of the same fund.

Please Retain This Supplement for Future Reference

July 25, 2011
PROSTKR-95